Subsequent Event (Details) - USD ($)			1 Months Ended
	May 05, 2018	Jan. 21, 2018	Jul. 30, 2018	Apr. 15, 2018	Feb. 28, 2018	Jun. 30, 2018	Apr. 30, 2018
Two Shareholders [Member]
Subsequent Event (Textual)
Common stock per share		$ 50				$ 25	$ 25
Aggregate shares of common stock		500,000
Subsequent Event [Member]
Subsequent Event (Textual)
Extension of service agreement, description			The Company and Ms. Zhu agreed to an extension of the Billion Agreement pursuant to which the Term of the Billion Agreement, as defined in the Billion Agreement, was amended such that the Term shall be for a period of one (1) year, and shall automatically be renewed for successive one (1) year periods unless terminated by mutual agreement of the Parties or if one party gives the other party 30 days’ notice of termination.
Xizhen Zhu [Member]
Subsequent Event (Textual)
Extension of service agreement, description	Entered into a client consulting agreement with Xizhen Zhu, acting as financial representative on behalf of JS Beauty Land Network Technology Inc., to provide management consulting services in exchange for a non-recurring service fee of $10,000 (the “JS Beauty Agreement”). Under the terms of the JS Beauty Agreement, Ms. Zhu will be acting for the benefit of JS Beauty Land Network Technology Inc., who is a third party beneficiary to the JS Beauty Agreement. The initial term of the JS Beauty Agreement (which has been subsequently extended per the extension agreement described infra) was for a period of one (1) month.			Entered into a client consulting agreement with Xizhen Zhu (“Ms. Zhu”) to provide management consulting services in exchange for a non-recurring service fee of $10,000 (the “Billion Agreement”). Under the terms of the Billion Agreement, Ms. Zhu will be acting for the benefit of Billion Holding, Inc., who is a third party beneficiary to the Billion Agreement. The initial term of the Billion Agreement (which has been subsequently extended per the extension agreement described infra) was for a period of one (1) month.
3 unrelated parties [Member]
Subsequent Event (Textual)
Sale of common stock shares					30,000
Sale of common stock value					$ 3,000
Common stock per share					$ 0.1
31 unrelated parties and 2 related parties [Member]
Subsequent Event (Textual)
Sale of common stock shares					631,667
Sale of common stock value					$ 189,500
Common stock per share					$ 0.3
2 unrelated parties [Member]
Subsequent Event (Textual)
Sale of common stock shares					40,000
Sale of common stock value					$ 16,000
Common stock per share					$ 0.4
1 Unrelated Party [Member]
Subsequent Event (Textual)
Sale of common stock shares					10,000
Sale of common stock value					$ 5,000
Common stock per share					$ 0.5
2 Unrelated Parties [Member]
Subsequent Event (Textual)
Sale of common stock shares					20,000
Sale of common stock value					$ 12,000
Common stock per share					$ 0.6